Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment
Schedule of property and equipment

	December 31,
in thousands	2014	2015
Laboratory equipment	$404	$518
Office furniture and equipment	67	57
Software	45	—
Leasehold improvements	394	394

	910	969
Less: Accumulated depreciation	(683)	(658)

Property and equipment, net	$227	$311